Financial Assets and Financial Liabilities_Day One Gain Or Loss(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Aggregate Difference Between Fair Value At Initial Recognition And Amount Determined Using Valuation Technique Yet To Be Recognised Abstract [Abstract]
Balance at the beginning of the period	₩ 62,155	₩ 22,814
New transactions and others	168,225	131,504
Changes during the period	(184,613)	(92,163)
Balance at the end of the year	₩ 45,767	₩ 62,155